Related party disclosures	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party disclosures	Related party disclosures
Compensation costs of key management, which includes executive management and the Board of Directors, are as follows:

in CHF thousands	2022	2021	2020
Short-term employee benefits	3,159	2,423	2,408
Post-employment benefits	297	203	205
Share-based compensation	2,111	1,784	1,601
Total year ended December 31	5,567	4,410	4,214